Details of Significant Accounts - Income Tax - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 6,299,550	$ 224,343	$ 5,537,167
TLC Biopharmaceuticals, Inc.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 20,792	$ 740	$ 28,438